Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,916,179	$ 2,237,422
Other comprehensive (loss) income before reclassification	2,606	(4,360)
Amounts reclassified from accumulated other comprehensive income		383
Other comprehensive income (loss)	2,606	(3,977)
Transfer of additional paid in capital		1,578
Ending balance	1,723,971	2,022,231
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12,400)	(15,251)
Other comprehensive (loss) income before reclassification	0	0
Amounts reclassified from accumulated other comprehensive income		0
Other comprehensive income (loss)	0	0
Transfer of additional paid in capital		0
Ending balance	(12,400)	(15,251)
Gains (losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	4,042
Other comprehensive (loss) income before reclassification	0	0
Amounts reclassified from accumulated other comprehensive income		383
Other comprehensive income (loss)	0	383
Transfer of additional paid in capital		(4,425)
Ending balance	0	0
Share of affiliates' comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(192)	4,630
Other comprehensive (loss) income before reclassification	2,606	(4,360)
Amounts reclassified from accumulated other comprehensive income		0
Other comprehensive income (loss)	2,606	(4,360)
Transfer of additional paid in capital		0
Ending balance	2,414	270
Total accumulated comprehensive income (loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12,592)	(6,579)
Transfer of additional paid in capital		(4,425)
Ending balance	$ (9,986)	$ (14,981)